Description of Organization, Business Operations and Going Concern (Details) - USD ($)			1 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Dec. 05, 2023	Aug. 05, 2021	Aug. 16, 2022	Jun. 30, 2023	Dec. 31, 2021	Dec. 31, 2022
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Date of incorporation				Feb. 02, 2021		Feb. 02, 2021
Gross proceeds					$ 245,000,000
Proceeds from the issuance of warrants				$ 7,700,000		7,700,000
Deferred underwriting fees				$ 8,750,000	$ 8,750,000	$ 8,750,000
Payment to acquire restricted investments		$ 250,000,000
Voting interest percentage				50.00%
Public offering (in Dollars per share)				$ 10
Percentage of issued and outstanding				20.00%		20.00%
Aggregate percentage of public ahares				15.00%		15.00%
Redeem percentage of public shares				100.00%		100.00%
Payment of shares (in Shares)	155,581
Obligation amount	$ 100,000
Public share held in trust account (in Dollars per share)				$ 10		$ 10
Net tangible assets				$ 5,000,001
Business Combination Agreement				10,000,000
Business gross amount				260,000,000
Consideration transfer amount				$ 20,000,000
Additional received share amount (in Shares)				25,000,000
Exceeding per share (in Dollars per share)				$ 12
Description earnout shares				(i) the VWAP equaling or exceeding $14.00 per share for any twenty (20) out of any twenty (20) consecutive trading days during the Earnout Period or (ii) successful completion of a Phase 1B clinical trial for multiple myeloma, meaning the completion of an interim data analysis which is sufficient to obtain an agreement with the U.S. Food and Drug Administration (“FDA”) in which the FDA permits Starton to move forward to a phase 2 clinical study following a Type B End-of-Phase-1 meeting; and• one-third of the Earnout Shares are issuable upon (i) the VWAP equaling or exceeding $16.00 per share for any twenty (20) out of any twenty (20) consecutive trading days during the Earnout Period or (ii) achievement of the successful completion of an FDA required bridging study in healthy volunteers that proves bio-equivalence between the ambulatory subcutaneous pump and either a transdermal patch or an on body subcutaneous pump.
Cash held				$ 46,925		$ 137,752
Net working capital				$ 1,459,851		460,328
Excise tax on fair market value percentage			1.00%
Term of restricted investments		185 days
Net tangible assets						$ 5,000,001
Business combination Period						24 months
Business days						10 days
Expenses payable on dissolution						$ 100,000
Pubco Common Stock [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Common stock, par value (in Dollars per share)				$ 0.0001
Voting rights [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Voting interest percentage				51.00%
Minimum [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Shares issued, price per share (in Dollars per share)				$ 10
Aggregate shares (in Shares)				15
Percentage of trust account						80.00%
Public per share (in Dollars per share)						$ 10
Maximum [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Shares issued, price per share (in Dollars per share)				$ 18
Aggregate shares (in Shares)				5
IPO [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Transaction cost				$ 21,720,139		$ 21,720,139
Underwriting fees				5,000,000		5,000,000
Deferred underwriting fees				8,750,000		8,750,000
Anchor investor offering costs				7,207,313		7,207,313
Other offering costs				$ 762,826		$ 762,826
Shares issued, price per share (in Dollars per share)		$ 10
Class A Common Stock [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Shares Issued, Price Per Share (in Dollars per share)		$ 10
Gross proceeds		$ 250,000,000
Common stock, par value (in Dollars per share)				$ 0.0001	$ 0.0001	$ 0.0001
Class A Common Stock [Member] | IPO [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Initial public ofering (in Shares)		25,000,000
Shares Issued, Price Per Share (in Dollars per share)		$ 10
Others Investees [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Percentage outstanding voting securities						50.00%
After Thirty First December Two Thousand and Twenty Two [Member] | Inflation Reduction Act of Two Thousand and Twenty Two [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Percentage of excise tax			1.00%
Business Combination [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Deferred underwriting fees				$ 4,375,000
Series of Individually Immaterial Business Acquisitions [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Trust account percentage				80.00%
Business Combination Agreement [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Business Combination Agreement				$ 15,000,000
Sponsor [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Ownership percentage				20.00%
Sponsor [Member] | Private Placement [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Sale of warrants (in Shares)				7,700,000		7,700,000
Price per private placement warrant (in Dollars per share)				$ 1		$ 1